INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

The Company’s intangible assets consisted of the following at December 31, 2022, and 2021:

	December 31, 2022	December 31, 2021
Licensed patents	$—	$492,514
Accumulated Amortization	—	(120,994)
Balance	$—	$371,520